Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 714	$ 569
Right-of-use assets	1,818	1,465
Intangible assets	88,521	25,419
Deferred compensation cost	29	0
Deferred tax asset	5,832	7,028
Total non-current assets	96,914	34,481
Current assets
Trade and other receivables	12,222	5,497
Inventories	75	0
Cash and cash equivalents	29,664	51,047
Total current assets	41,961	56,544
Total assets	138,875	91,025
Equity
Share capital	0	0
Capital reserve	63,723	55,953
Treasury shares	(348)	0
Share options and warrants reserve	4,411	2,442
Foreign exchange translation reserve	(7,075)	(2,282)
Retained earnings	26,398	23,796
Total equity	87,109	79,909
Non-current liabilities
Accruals	290	0
Deferred consideration	4,774	0
Contingent consideration	11,297	0
Lease liability	1,518	1,286
Deferred tax liability	2,179	0
Total non-current liabilities	20,058	1,286
Current liabilities
Trade and other payables	6,342	3,291
Deferred income	1,692	0
Deferred consideration	2,800	0
Contingent consideration	19,378	0
Other liability	226	0
Borrowings and accrued interest	0	5,944
Lease liability	554	393
Income tax payable	716	202
Total current liabilities	31,708	9,830
Total liabilities	51,766	11,116
Total equity and liabilities	$ 138,875	$ 91,025